Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
(5) Related Party Transactions
Total cash distributions made to BT Assets during the year ended December 31, 2025 and 2024 were $10.1 million and $36.7 million, respectively and are classified as cash outflows from financing activities in the Consolidated Statements of Cash Flows. The total cash and non-cash
distributions are reflected in the consolidated Statement of Changes in Stockholders’ Equity (Deficit). Under the terms of the BT HoldCo Amended and Restated Limited Liability Company Agreement distributions made after the closing of the Merger were considered tax distributions.
In connection with the closing of the Merger, the Company entered into separate indemnification agreements with its directors and executive officers. These agreements, among other things, require the Company to indemnify its directors and executive officers for certain costs, charges and expenses, including attorneys’ fees, judgments, fines and settlement amounts, reasonably incurred by a director or executive officer in any action or proceeding because of their association with the Company or any of its subsidiaries. No amounts have been recognized related to these agreements as of December 31, 2025.
During the year ended December 31, 2024, the Company declared and paid a $29.0 million preferred distribution to BT Assets as a return to BT Asset’s on the preferred units it holds in BT HoldCo. The distribution amount reduced the preferred dividend attributable to the
Non-Controlling
Interest from $29.0 million to a remaining balance of $0.
On July 10, 2024, the Company entered into a Kiosk Service Agreement with an entity owned by the CEO, that owns and operates kiosks unrelated to the Company’s Bitcoin ATM business. The agreement provides for the following services: kiosk placement, treasury management and other back office services. The Company will receive 30% of the net profit as compensation. The Company did not have any revenue and only incurred an immaterial amount of start-up
costs related to this agreement in the year ended December 31, 2025 and 2024.